Balance Sheet Components (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable, net	$ 37,977,000		$ 37,977,000		$ 33,950,000	$ 21,660,000
Subscription acquisition cost	31,944,000		31,944,000		40,064,000	38,397,000
Subscription acquisition cost current	31,944,000		31,944,000		25,931,000	30,162,000
Acquisition cost long term	9,751,000		9,751,000		14,133,000	8,235,000
Amortization of subscription acquisition costs	9,819,000	$ 9,778,000	29,166,000	$ 28,236,000	37,190,000	46,264,000
Employee retention credits	0		6,868,000
Retention Payable	4,400
Employee retention credits	2,468,000		2,468,000
Depreciation expense	79,000	150,000	276,000	395,000	539,000	443,000
Impairment charges for property and equipment	0	0	55,000	0
Amortization expense of intangible asset	5,243,000	5,230,000	20,834,000	19,828,000	26,570,000	24,731,000
Impairment charges					20,748,000	20,246,000
Indefinite-Lived Intangible Assets [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Amortization expense of intangible asset			16,081,000	15,560,000
Finite-Lived Intangible Assets [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Impairment charges	0	0	0	47,000
Developed Technology [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Amortization expense of intangible asset	596,000	902,000	2,130,000	2,831,000
Platform Development [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Amortization of subscription acquisition costs			24,296,000		$ 19,819,000	$ 20,388,000
Amortization expense of intangible asset	1,595,000	1,511,000	4,753,000	4,268,000
Impairment charges	$ 0	$ 0	$ 64,000	$ 210,000